Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2017		Dec. 31, 2016
Recurring measurements	FV	CV	FV	CV
Loans and receivables
Cash and cash equivalents [1]	$356,499	$356,499	$146,864	$146,864
Restricted cash [1]	206	206	17,148	17,148
Trade and other receivables [1,2]	142,199	142,199	116,445	116,445
Fair value through profit or loss
Trade and other receivables - embedded derivatives [3]	17,427	17,427	12,538	12,538
Non-hedge derivative assets [3]	2,841	2,841	3,397	3,397
Prepayment option - embedded derivative [7]	3,980	3,980	4,430	4,430
Investments at FVTPL [4]	282	282	192	192
Available-for-sale investments [4]	21,973	21,973	13,508	13,508
Total financial assets	545,407	545,407	314,522	314,522
Financial liabilities at amortized cost
Trade and other payables [1,2]	192,448	192,448	163,027	163,027
Finance leases	84,573	84,573	12,932	12,932
Other financial liabilities [5]	19,625	22,568	17,231	22,998
Senior unsecured notes [6]	1,082,740	991,883	1,040,178	991,004
Equipment finance facility [8]	-	-	50,267	50,267
Senior secured revolving credit facilities [8]	-	-	202,075	202,075
Unamortized transaction costs [8]	(8,328)	(8,328)	(6,752)	(6,752)
Fair value through profit or loss
Embedded derivatives [3]	1,533	1,533	86	86
Warrant liabilities [3]	6,961	6,961	7,588	7,588
Option liabilities [3]	732	732	570	570
Non-hedge derivative liabilities [1,3]	16,140	16,140	10,682	10,682
Total financial liabilities	1,396,424	1,308,510	1,497,884	1,454,477
Net financial liability	$(851,017)	$(763,103)	$(1,183,362)	$(1,139,955)

Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2017	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Embedded derivatives	$-	$17,427	$-	$17,427
Non-hedge derivatives	-	2,841	-	2,841
Investments at FVTPL	-	282	-	282
Prepayment option embedded derivative	-	3,980	-	3,980
Available-for-sale investments	21,973	-	-	21,973

	$21,973	$24,530	$-	$46,503
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$-	$1,533	$-	$1,533
Non-hedge derivatives	-	16,140	-	16,140
Option liability	-	732	-	732
Warrant liabilities	6,961	-	-	6,961

	$6,961	$18,405	$-	$25,366

December 31, 2016	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Embedded derivatives	$-	$12,538	$-	$12,538
Non-hedge derivatives	-	3,397	-	3,397
Investments at FVTPL	-	192	-	192
Prepayment option embedded derivative	-	4,430	-	4,430
Available-for-sale investments	12,018	-	1,490	13,508

	$12,018	$20,557	$1,490	$34,065
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$-	$86	$-	$86
Non-hedge derivatives	-	10,682	-	10,682
Option liability	-	570	-	570
Warrant liabilities	7,588	-	-	7,588

	$7,588	$11,338	$-	$18,926

Disclosure of detailed information about foreign currency risk [Table Text Block]
			Dec. 31, 2017			Dec. 31, 2016
	$	CAD [1]	USD [2]	PEN [3]		CAD [1]		USD [2]	PEN [3]
Cash and cash equivalents		9,518	$20,597	$3,692 $		4,759 $		8,121	$3,440
Trade and other receivables		530	77,824	1,114		720		28,639	2,503
Other financial assets		22,255	-	-		13,279		-	-
Trade and other payables		(6,115)	(9,687)	(17,917)		(20,014)		(4,303)	(17,145)
Other financial liabilities		(6,961)	-	(22,568)		(7,588)		-	(22,998)
		$19,227	$88,734	$(35,679	) $	(8,844	) $	32,457	$(34,200)

Disclosure of foreign currency risk [Table Text Block]
		Would have changed	Would have changed
December 31, 2017	Change of:	2017 after-tax profit by:	2017 after-tax OCI by:
USD/CAD exchange rate [1]	+ 10%	$5.6 million	$(2.0) million
USD/CAD exchange rate [1]	- 10%	(6.8) million	2.4 million
USD/PEN exchange rate [2]	+ 10%	2.1 million	- million
USD/PEN exchange rate [2]	- 10%	(2.6) million	- million

		Would have changed	Would have changed
December 31, 2016	Change of:	2016 after-tax profit by:	2016 after-tax OCI by:
USD/CAD exchange rate [1]	+ 10%	3.9 million	(1.2) million
USD/CAD exchange rate [1]	- 10%	(4.9) million	1.5 million
USD/PEN exchange rate [2]	+ 10%	2.0 million	- million
USD/PEN exchange rate [2]	- 10%	(2.5) million	- million

Disclosure of commodity price risk [Table Text Block]
		Would have changed		Would have changed
December 31, 2017	Change of:	2017 after-tax profit by:		2017 after-tax OCI by:
Copper prices ($/lb) [3]	+ $0.30	$(2.3) million	$	- million
Copper prices ($/lb) [3]	- $0.30	2.3 million		- million
Zinc prices ($/lb) [4]	+ $0.10	0.9 million		- million
Zinc prices ($/lb) [4]	- $0.10	(0.9) million		- million

		Would have changed			Would have changed
December 31, 2016	Change of:	2016 after-tax profit by:			2016 after-tax OCI by:
Copper prices ($/lb) [3]	+ $0.30	$(4.8	) million	$	- million
Copper prices ($/lb) [3]	- $0.30	4.7 million			- million
Zinc prices ($/lb) [4]	+ $0.10	0.3 million			- million
Zinc prices ($/lb) [4]	- $0.10	(0.3	) million		- million

Disclosure of share price risk explanatory [Table Text Block]
			Would have changed	Would have changed
December 31, 2017	Change of:		2017 after-tax profit by:	2017 after-tax OCI by:
Share prices [5]	+ 25%	$	- million	$5.5 million
Share prices [5]	- 25%		(1.9) million	(3.6) million

			Would have changed	Would have changed
December 31, 2016	Change of:		2016 after-tax profit by:	2016 after-tax OCI by:
Share prices [5]	+ 25%	$	- million	$4.5 million
Share prices [5]	- 25%		(0.8) million	(3.7) million

Disclosure of interest rate risk [Table Text Block]
		Would have changed		Would have changed
December 31, 2017	Change of:	2017 after-tax profit by:		2017 after-tax OCI by:
Interest rates	+ 2.00%	$0.4 million	$	- million
Interest rates	- 2.00%	(2.8) million		- million

		Would have changed		Would have changed
December 31, 2016	Change of:	2016 after-tax profit by:		2016 after-tax OCI by:
Interest rates	+ 2.00%	$(5.0) million	$	- million
Interest rates	- 2.00%	0.7 million		- million

Disclosure of liquidity risk [Table Text Block]
	Carrying	Contractual	12 months			More than
Dec. 31, 2017	amount	cash flows	or less	13 - 36 months	37 - 60 months	60 months
Assets used to manage liquidity risk
Cash and cash equivalents	$356,499	$356,499	$356,499	$-	$-	$-
Trade and other receivables	142,199	147,196	124,134	12,403	10,659	-
Non-hedge derivative asset	2,841	2,841	2,841	-	-	-
	$501,539	$506,536	$483,474	$12,403	$10,659	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivative	$(192,821)	$(192,821)	$(192,821)	$-	$-	$-
Other financial liabilities	(22,568)	(37,216)	(3,824)	(4,791)	(4,780)	(23,821)
Long-term debt, including prepayment option embedded derivative	(979,575)	(1,520,416)	(79,715)	(159,430)	(152,396)	(1,128,875)
Finance lease liabilities	(84,573)	(89,750)	(20,186)	(40,253)	(29,311)	-
	$(1,279,537)	$(1,840,203)	$(296,546)	$(204,474)	$(186,487)	$(1,152,696)
Derivative financial liabilities
Warrant liabilities	$(6,961)	$(6,961)	$(6,961)	$-	$-	$-
Gold option	(732)	(732)	(732)	-	-	-
Non-hedge derivative contracts	(16,140)	(16,140)	(15,263)	(877)	-	-
	$(23,833)	$(23,833)	$(22,956)	$(877)	$-	$-

							More
	Carrying	Contractual	12 months or				than 60
Dec. 31, 2016	amount	cash flows	less	13 - 36 months		37 - 60 months	months
Assets used to manage liquidity risk
Cash and cash equivalents	$146,864	$146,864	$146,864	$-		$-	$-
Trade and other receivables	116,445	116,445	96,221	1,543		18,681	-
Non-hedge derivative assets	3,397	3,397	3,397	-		-	-
	$266,706	$266,706	$246,482	$1,543		$18,681	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(163,113)	$(163,113)	$(163,113)	$-		$-	$-
Other financial liabilities	(22,998)	(35,392)	(4,025)	(3,303)		(4,616)	(23,448)
Long-term debt, including prepayment option embedded derivative	(1,232,164)	(1,946,925)	(105,278)	(105,278)		(544,957)	(1,191,412)
Finance lease liabilities	(12,932)	(13,720)	(3,508)	(3,338)		(6,874)	-
	$(1,431,207)	$(2,159,150)	$(275,924)	$(111,919	) $	(556,447)	$(1,214,860)
Derivative financial liabilities
Warrant liabilities	$(7,588)	$(7,588)	$-	$-		$(7,588)	$-
Gold option	(570)	(570)	-	-		(570)	-
Non-hedge derivative contracts	(10,682)	(10,682)	(10,682)	-		-	-
	$(18,840)	$(18,840)	$(10,682)	$-		$(8,158)	$-